Fees Summary	Jan. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,375,000.00
Previously Paid Amount	669.81
Total Fee Amount	669.81
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 4,375,000.00
Final Prospectus	true